Five Year Minimum Rental Payments	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Five Year Minimum Rental Payments
13. Five Year Minimum Rental Payments
The following table presents the future minimum rents the Company expects to receive from its office properties. Leases at the Company’s multifamily investments are short term, generally 12 months or less, and are not included.

Year	Future Minimum Rents
2021	$11,157,656
2022	10,794,379
2023	9,620,248
2024	6,857,286
2025	5,744,018
Thereafter	6,560,171

Total	$50,733,758